SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2023
Office equipment & computers [Member]
Estimated useful lives of the assets	3 years
Furniture and fittings [Member]
Estimated useful lives of the assets	3 years
Machineries [Member]
Estimated useful lives of the assets	3 years
Renovation [Member]
Estimated useful lives of the assets	1 year